Expense Example	AllianzIM U.S. Large Cap Buffer10 Oct ETF AllianzIM U.S. Large Cap Buffer10 Oct ETF Expense Example, with Redemption, 1 Year	AllianzIM U.S. Large Cap Buffer10 Oct ETF AllianzIM U.S. Large Cap Buffer10 Oct ETF Expense Example, with Redemption, 3 Years	AllianzIM U.S. Large Cap Buffer20 Oct ETF AllianzIM U.S. Large Cap Buffer20 Oct ETF Expense Example, with Redemption, 1 Year	AllianzIM U.S. Large Cap Buffer20 Oct ETF AllianzIM U.S. Large Cap Buffer20 Oct ETF Expense Example, with Redemption, 3 Years
USD ($)	76	237	76	237